Acquisition (Details) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 07, 2023 CNY (¥)	Oct. 07, 2023 USD ($)	Jan. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)
Acquisition (Details) [Line Items]
Total fair value of the considerations				¥ 181,958
Original shareholders for a cash consideration	¥ 7,100	$ 1,000	¥ 10
intangible assets amortized term				6 years
Minimum [Member]
Acquisition (Details) [Line Items]
Business acquisition of intangible assets amortized term				5 years
Maximum [Member]
Acquisition (Details) [Line Items]
Business acquisition of intangible assets amortized term				10 years
Class A Ordinary Shares [Member]
Acquisition (Details) [Line Items]
Pay ordinary shares				¥ 180,000
Yieryi [Member]
Acquisition (Details) [Line Items]
Pay cash consideration				13,800
Loans payable				77,400
Weiliantong [Member]
Acquisition (Details) [Line Items]
Loans payable				86,200
Third Party [Member]
Acquisition (Details) [Line Items]
Loans payable				¥ 8,800
Weiliantong [Member]
Acquisition (Details) [Line Items]
Business combination of description				(1) the shares consideration of RMB20,800 to Weilaijin (the “Weilaijin Share Consideration”), a shareholder of Yieryi, and (ii) the shares consideration of RMB159,200 in its Class A ordinary shares to Wolter Global (the “Wolter Global Share Consideration”), including 20% of the Wolter Global Share Consideration are subject to certain performance conditions (i.e., earn-out provisions) and requirements over the following two years (earn-out arrangement).
Chuangda Zhihui (Beijing) Technology Co., Ltd. [Member]
Acquisition (Details) [Line Items]
Equity interest percentage			100.00%
Nujoom Almashareq Media L.L.C [Member]
Acquisition (Details) [Line Items]
Share acquisition agreement equity rate	90.00%	90.00%